CONSOLIDATED STATEMENTS OF CHANGES IN TOTAL SHAREHOLDERS' EQUITY - USD ($)	Total equity of the Company's stockholders Cumulative effect of the adoption of accounting standard update	Total equity of the Company's stockholders	Common Stock Voting ordinary shares	Common Stock Non-voting ordinary shares	Common Stock Profit shares	Common Stock Class A common stock	Common Stock Class B common stock	Additional paid-in capital	Accumulated deficit Cumulative effect of the adoption of accounting standard update	Accumulated deficit	Accumulated other comprehensive loss	Equity attributable to non-controlling interest in subsidiaries	Cumulative effect of the adoption of accounting standard update	Total
Beginning balance at Dec. 31, 2019		$ 1,678,000,000	$ 0	$ 0	$ 0	$ 0	$ 0	$ 1,750,000,000		$ 26,000,000	$ (98,000,000)	$ 4,000,000		$ 1,682,000,000
Beginning balance (in shares) at Dec. 31, 2019			36,000,000		800,000
Capital distributions to shareholders		(1,000,000)						(1,000,000)						(1,000,000)
Equity-based compensation		3,000,000						3,000,000						3,000,000
Other comprehensive loss, net of tax		(81,000,000)									(81,000,000)			(81,000,000)
Net loss		(618,000,000)								(618,000,000)		(1,000,000)		(619,000,000)
Ending balance at Dec. 31, 2020		981,000,000						1,752,000,000		(592,000,000)	(179,000,000)	3,000,000		984,000,000
Ending balance (in shares) at Dec. 31, 2020			36,000,000		800,000
Issued on acquisition of Egencia		816,000,000						816,000,000						816,000,000
Issued on acquisition of Egencia (in shares)				8,413,972
Dividend on preferred shares		(10,000,000)						(10,000,000)						(10,000,000)
Equity-based compensation		3,000,000						3,000,000						3,000,000
Settlement of MIP options		(1,000,000)						(1,000,000)						(1,000,000)
Other comprehensive loss, net of tax		17,000,000									17,000,000			17,000,000
Net loss		(473,000,000)								(473,000,000)		(2,000,000)		(475,000,000)
Ending balance at Dec. 31, 2021		1,333,000,000						2,560,000,000		(1,065,000,000)	(162,000,000)	1,000,000		1,334,000,000
Ending balance (in shares) at Dec. 31, 2021			36,000,000	8,413,972	800,000
Dividend on preferred shares		(8,000,000)						(8,000,000)						(8,000,000)
Other comprehensive loss, net of tax														78,000,000
Net loss														(229,000,000)
Additional shares issued to Expedia		6,000,000						6,000,000						6,000,000
Additional shares issued to Expedia (in shares)				59,111
Equity-based compensation prior to reverse recapitalization		5,000,000						5,000,000						5,000,000
Net loss prior to reverse recapitalization		(121,000,000)								(121,000,000)				(121,000,000)
Other comprehensive loss, net of tax, prior to reverse recapitalization		(47,000,000)									(47,000,000)			(47,000,000)
Reverse recapitalization, net		(1,100,000,000)						(2,322,000,000)		1,039,000,000	183,000,000	1,195,000,000		95,000,000
Reverse recapitalization, net (in shares)			(36,000,000)	(8,473,083)	(800,000)	56,945,033	394,448,481
Exchange of warrants for Class A shares		59,000,000						59,000,000						59,000,000
Exchange of warrants for Class A shares (in shares)						10,808,510
Equity-based compensation after the reverse recapitalization		34,000,000						34,000,000						34,000,000
Net loss after the reverse recapitalization		(25,000,000)								(25,000,000)		(83,000,000)		(108,000,000)
Other comprehensive income, net of tax, after the reverse recapitalization		19,000,000									19,000,000	106,000,000		125,000,000
Ending balance at Dec. 31, 2022	$ (3,000,000)	152,000,000						334,000,000	$ (3,000,000)	(175,000,000)	(7,000,000)	1,219,000,000	$ (3,000,000)	1,371,000,000
Ending balance (in shares) at Dec. 31, 2022						67,753,543	394,448,481
Equity prior to reverse recapitalization		$ 1,165,000,000						$ 2,563,000,000		$ (1,189,000,000)	$ (209,000,000)	$ 1,000,000		$ 1,166,000,000
Equity prior to reverse recapitalization (in shares)			36,000,000	8,473,083	800,000